Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	May 2019
Distribution Date	06/17/19
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$33,157,578.90	0.3964795	$22,930,662.86	0.2741918	$10,226,916.04
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$101,537,578.90	0.1002335	$91,310,662.86	0.0901380	$10,226,916.04

Weighted Avg. Coupon (WAC)	3.12%		3.13%
Weighted Avg. Remaining Maturity (WARM)	18.27		17.49
Pool Receivables Balance	$119,712,574.31		$109,158,707.14
Remaining Number of Receivables	23,095		21,965

Adjusted Pool Balance	$116,847,565.45		$106,620,649.41

III. COLLECTIONS

Principal:
Principal Collections	$10,418,770.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$141,164.28
Total Principal Collections	$10,559,934.71

Interest:
Interest Collections	$308,888.55
Late Fees & Other Charges	$27,394.31
Interest on Repurchase Principal	$-
Total Interest Collections	$336,282.86

Collection Account Interest	$18,628.39
Reserve Account Interest	$4,904.69
Servicer Advances	$-

Total Collections	$10,919,750.65

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	May 2019
Distribution Date	06/17/19
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$10,919,750.65
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,919,750.65

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$99,760.48	$-	$99,760.48	99,760.48
Collection Account Interest					$18,628.39
Late Fees & Other Charges					$27,394.31
Total due to Servicer					$145,783.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$49,183.74		$49,183.74

Total Class A interest:		$49,183.74		$49,183.74	49,183.74

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$10,574,374.56

9. Regular Principal Distribution Amount:					10,226,916.04

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$10,226,916.04
Class A Notes Total:	$10,226,916.04	$10,226,916.04
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$10,226,916.04	$10,226,916.04

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			347,458.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,865,008.86
Beginning Period Amount	$2,865,008.86
Current Period Amortization	$326,951.13
Ending Period Required Amount	$2,538,057.73
Ending Period Amount	$2,538,057.73
Next Distribution Date Required Amount	$2,234,041.16

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	May 2019
Distribution Date	06/17/19
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	13.10%	14.36%	14.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.22%	21,573	97.51%	$106,440,519.39
30 - 60 Days	1.44%	316	2.03%	$2,211,045.20
61 - 90 Days	0.27%	59	0.38%	$415,576.90
91-120 Days	0.08%	17	0.08%	$91,565.65
121 + Days	0.00%	0	0.00%	$-
Total		21,965		$109,158,707.14

Delinquent Receivables 30+ Days Past Due
Current Period	1.78%	392	2.49%	$2,718,187.75
1st Preceding Collection Period	1.47%	340	1.94%	$2,317,546.87
2nd Preceding Collection Period	1.47%	355	2.02%	$2,639,363.41
3rd Preceding Collection Period	1.58%	398	2.10%	$2,998,701.64
Four-Month Average	1.58%		2.14%

Repossession in Current Period		11		$87,906.07
Repossession Inventory		45		$76,421.66

Current Charge-Offs
Gross Principal of Charge-Offs				$135,096.74
Recoveries				$(141,164.28)
Net Loss				$(6,067.54)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.06%

Average Pool Balance for Current Period				$114,435,640.72

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.06%
1st Preceding Collection Period				-0.15%
2nd Preceding Collection Period				0.26%
3rd Preceding Collection Period				-0.14%
Four-Month Average				-0.02%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	18	2,336	$28,993,357.41
Recoveries	14	2,114	$(16,714,817.71)
Net Loss			$12,278,539.70
Cumulative Net Loss as a % of Initial Pool Balance			1.16%

Net Loss for Receivables that have experienced a Net Loss *	8	1,653	$12,368,271.22
Average Net Loss for Receivables that have experienced a Net Loss			$7,482.32

Principal Balance of Extensions			$352,001.48
Number of Extensions			38

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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